Retirement Benefits Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefits expense	$ 424,157	$ 329,455	$ 251,187
Defined Contribution Plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution percentage	6.00%